Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Statement Line Items [Line Items]
Entity Central Index Key	0001321847
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-35571
Entity Registrant Name	Gold Standard Ventures Corp.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 610 - 815 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6C 1B4
Entity Address State	BC
Entity Address Country	CA
City Area Code	604
Local Phone Number	669-5702
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	GSV
Name of Exchange on which Security is Registered	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	357,970,251
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	731
Business Contact [Member]
Statement Line Items [Line Items]
Contact Personnel Name	Gold Standard Ventures (US) Inc.
Entity Address, Address Line One	2320 Last Chance Road
Entity Address, City or Town	Elko
Entity Address, Postal Zip Code	89801
Entity Address State	NV
City Area Code	775
Local Phone Number	738-9572